Derivative instruments and hedging activities - Net Investment Hedges (Detail) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Derivative [Line items]
Other comprehensive income (loss)	¥ (2)	¥ 4	¥ (1)	¥ 19
Long-term borrowings [Member]
Derivative [Line items]
Other comprehensive income (loss)		3		8
Foreign exchange contracts [Member]
Derivative [Line items]
Other comprehensive income (loss)	¥ (2)	¥ 1	¥ (1)	¥ 11